Note Offsetting of financial assets and liabilities (Offsetting of financial assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative Asset Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Asset	$ 16,959	$ 25,362
Derivative Asset, Fair Value, Gross Liability	0	0
Derivative Fair Value Of Derivative Asset Amount Not Offset Against Collateral	16,959	25,362
Derivative Asset Fair Value Gross Liability Not Offset	114	320
Derivative Collateral Obligation To Return Securities	0	0
Derivative Collateral Obligation to Return Cash That Not Exceed Net Amount Presented	0	0
Derivative Fair Value Of Derivative Asset Amount Offset Against Collateral	16,845	25,042
Securities Purchased Under Agreements To Resell Amount Offset Against Collateral [Abstract]
Securities Purchased Under Agreements To Resell Gross	96,338	151,134
Securities Purchased Under Agreements To Resell Liability	0	0
Securities Purchased Under Agreements To Resell	96,338	151,134
Securities Purchased Under Agreements To Resell Not Offset	0	0
Securities Purchased Under Agreements To Resell Collateral Obligation To Return Securities	96,338	151,134
Securities Purchased Under Agreements To Resell Collateral Obligation To Return Cash	0	0
Securities Purchased under Agreements to Resell, Amount Offset Against Collateral, Total	0	0
Offsetting Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed [Abstract]
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Gross	113,297	176,496
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Liability	0	0
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed	113,297	176,496
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Liability Not Offset	114	320
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Collateral Obligation To Return Securities	96,338	151,134
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Collateral Obligation To Return Cash	0	0
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Amount Offset Against Collateral	$ 16,845	$ 25,042